Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	€ 0
Ending balance	489
Adoption of IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	396
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	471
Increases	138
Acquired in business combinations	11
Decreases	(39)
Exchange differences	6
Ending balance	587
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(75)
Decreases	21
Exchange differences	(2)
Ending balance	(98)
Depreciation charge	€ (42)